Note 16 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 1,800	$ 1,800	$ 593
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	691	516	376
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 2,491	$ 2,316	$ 969